Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings per share [abstract]
Profit attributable to DoubleDown Interactive Co., Ltd.	$ 18,355	$ 32,721	$ 86,609	$ 78,409
Weighted average shares outstanding - basic (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share (in dollars per share)	$ 7.41	$ 13.21	$ 34.96	$ 31.65
Dilutive effect of all instruments on weighted average number of ordinary shares	0	0	0	0